Reverse Recapitalization - Narrative (Details) $ / shares in Units, $ in Millions	Sep. 29, 2021 USD ($) $ / shares shares	Sep. 24, 2021 USD ($) $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 02, 2020 USD ($)
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding	183,163,826		183,232,494	16,003,558
Deemed value (in usd per share) | $ / shares	$ 10.00
Exchange ratio	0.8149
Number of shares of common stock reserved for issuance	66,830,878		59,504,320	175,857,763
Sale of stock (in shares)	15,500,000
Sale of stock, share price (in usd per share) | $ / shares	$ 10.00
Sale of stock, purchase price | $	$ 155.0
Stock redeemed | $	182.2
Gross proceeds from transactions | $	298.2
Transaction costs | $	19.9
Transaction costs recorded to additional paid-in capital | $	19.1
Transaction costs expensed | $	0.8
Net poceeds from transactions | $	278.3
JAWS Spitfire
Schedule of Reverse Recapitalization [Line Items]
Stock redeemed (in shares)		18,215,868
Stock redeemed, stock price (in usd per share) | $ / shares		$ 10.00
Stock redeemed | $		$ 182.2
Contribution of cash held in trust account from IPO | $					$ 345.0
Transaction costs | $	$ 19.6
Legacy Velo3D
Schedule of Reverse Recapitalization [Line Items]
Stock converted (in shares)	142,754,694
JAWS Spitfire, JAWS Spitfire Sponsor and Third-party PIPE Investors
Schedule of Reverse Recapitalization [Line Items]
Shares issued or converted during period	40,409,132
JAWS Spitfire
Schedule of Reverse Recapitalization [Line Items]
Stock converted (in shares)	8,625,000
Series A redeemable convertible preferred stock
Schedule of Reverse Recapitalization [Line Items]
Stock converted (in shares)	6,738,651
Conversion ratio	0.4591
Series B redeemable convertible preferred stock
Schedule of Reverse Recapitalization [Line Items]
Stock converted (in shares)	8,386,456
Conversion ratio	0.4399
Series C redeemable convertible preferred stock
Schedule of Reverse Recapitalization [Line Items]
Stock converted (in shares)	8,513,343
Conversion ratio	0.4216
Series D redeemable convertible preferred stock
Schedule of Reverse Recapitalization [Line Items]
Stock converted (in shares)	101,042,757
Conversion ratio	1
Redeemable Convertible Preferred Stock
Schedule of Reverse Recapitalization [Line Items]
Number of shares of common stock reserved for issuance			0	147,876,672
Redeemable Convertible Preferred Stock | Legacy Velo3D
Schedule of Reverse Recapitalization [Line Items]
Stock converted (in shares)	126,310,700
Common Stock | Legacy Velo3D
Schedule of Reverse Recapitalization [Line Items]
Stock converted (in shares)	16,443,994